Risk Management - Schedule of Financial Assets at Fair Value through other Comprehensive Income (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2025		Dec. 31, 2024
Schedule of Financial Assets at Fair Value through other Comprehensive Income [Line Items]
Total amount of hedged item		R$ 8,372,481		R$ 2,950,455
Fair value adjustment to the hedge object asset		20,262
Fair value adjustment to the hedge object liability		(96,374)		(154,495)
Fair value adjustment to the Hedging instrument		R$ 75,503		R$ 154,500
Hedge effectiveness, Percentage		99.00%		100.00%
Interest Rate Contracts - Future and Swap – FGTS Loan [Member]
Schedule of Financial Assets at Fair Value through other Comprehensive Income [Line Items]
Total amount of hedged item		R$ 1,705,083	[1]	R$ 1,766,424	[2]
Fair value adjustment to the hedge object asset		1,539	[1]		[2]
Fair value adjustment to the hedge object liability			[1]	(143,192)	[2]
Fair value adjustment to the Hedging instrument		R$ (1,539)	[1]	R$ 143,192	[2]
Hedge effectiveness, Percentage		100.00%	[1]	100.00%	[2]
Interest Rate Contracts - Future - Liabilities Pre [Member]
Schedule of Financial Assets at Fair Value through other Comprehensive Income [Line Items]
Total amount of hedged item		R$ 5,452,205	[2]	R$ (587,705)
Fair value adjustment to the hedge object asset			[2]
Fair value adjustment to the hedge object liability		(33,499)	[2]	17,780
Fair value adjustment to the Hedging instrument		R$ 33,499	[2]	R$ (17,775)
Hedge effectiveness, Percentage		100.00%	[2]	100.00%
Interest Rate Contracts - Future - LTN Bonds [Member]
Schedule of Financial Assets at Fair Value through other Comprehensive Income [Line Items]
Total amount of hedged item		R$ (1,628,546)		R$ 783,130
Fair value adjustment to the hedge object asset
Fair value adjustment to the hedge object liability		(53,272)		(17,237)
Fair value adjustment to the Hedging instrument		R$ 53,335		R$ 17,237
Hedge effectiveness, Percentage		100.00%		100.00%
Interest Rate Contracts - Future - Titles NTNF [Member]
Schedule of Financial Assets at Fair Value through other Comprehensive Income [Line Items]
Total amount of hedged item		R$ 934,083
Fair value adjustment to the hedge object asset		15,709
Fair value adjustment to the hedge object liability
Fair value adjustment to the Hedging instrument		R$ (15,709)
Hedge effectiveness, Percentage		100.00%
Interest Rate Contracts - Future - Titles NTNF [Member]
Schedule of Financial Assets at Fair Value through other Comprehensive Income [Line Items]
Total amount of hedged item		R$ 1,132,440
Fair value adjustment to the hedge object asset
Fair value adjustment to the hedge object liability		(8,383)
Fair value adjustment to the Hedging instrument		R$ 8,534
Hedge effectiveness, Percentage		102.00%
Interest Rate Contracts - Future - LF Sub [Member]
Schedule of Financial Assets at Fair Value through other Comprehensive Income [Line Items]
Total amount of hedged item	[3]	R$ (279,418)
Fair value adjustment to the hedge object asset	[3]	3,014
Fair value adjustment to the hedge object liability	[3]
Fair value adjustment to the Hedging instrument	[3]	R$ (3,823)
Hedge effectiveness, Percentage	[3]	100.00%
Interest Rate Contracts - Future - Advances on energy receivables [Member]
Schedule of Financial Assets at Fair Value through other Comprehensive Income [Line Items]
Total amount of hedged item		R$ 1,056,634
Fair value adjustment to the hedge object asset
Fair value adjustment to the hedge object liability		(1,220)
Fair value adjustment to the Hedging instrument		R$ 1,206
Hedge effectiveness, Percentage		99.00%
Interest Rate Contracts - Future and Swap - Payroll loans [Member]
Schedule of Financial Assets at Fair Value through other Comprehensive Income [Line Items]
Total amount of hedged item	[1]			R$ 988,606
Fair value adjustment to the hedge object asset	[1]
Fair value adjustment to the hedge object liability	[1]			(11,846)
Fair value adjustment to the Hedging instrument	[1]			R$ 11,846
Hedge effectiveness, Percentage	[1]			100.00%

[1]	Payroll loan – From the value of the hedging instrument of R$ 1,539 as of December 31, 2025 (R$ 716 as December 31, 2024), it is composed by: Swap R$ (4) for the year ended December 31, 2025 (R$ 262 for the year ended December 31, 2024) and R$ 1,543 for the year ended December 31, 2025 by futures contracts (R$ 454 for the year ended December 31, 2025) to futures contracts.
[2]	FGTS loan - From the value of the hedging instrument of R$ 33,499 as of December 31, 2025 (R$ 43,979 as of December 31, 2024), it is composed of Swap R$ 9,181 for the year ended December 31, 2025 (R$ 15,550 for the year ended December 31, 2024) and R$ 24,318 by futures contracts for the year ended December 31, 2025 (R$ 28,459 for the year ended December 31, 2024).
[3]	LF Sub - For the LF Sub´s hedge effectiveness, a regression model is used, verifying if there is an economic relationship between the movements of the hedging object and instrument.